Shareholders' capital - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 09, 2025
Shareholders' capital
Dividends paid, ordinary shares	$ 79.9	$ 75.3
Dividends paid, per share	$ 0.52	$ 0.48
Public float			10.00%